Variable Interest Entity - Summary of Balance Sheet Classification and Exposure of Restricted Cash and Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Restricted cash	$ 39,540	$ 6,052	$ 523
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash		0	19
Restricted cash	38,991	5,516	0
Fixed maturity securities	0	12,669	7,017
Total	$ 38,991	$ 18,185	$ 7,036